Retirement Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Retirement Plan	Retirement PlanIn 2010, the Company sponsored a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. For the years ended December 31, 2018, 2019 and 2020 no employer contributions were made to the plan.